Principal Accounting Policies (Revenue recognition) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Phoenix TV [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Agency service fees to third-party advertising agencies	$ 28,500,000	176,800,000	135,900,000	77,700,000
Revenue from barter transactions involving exchanging advertising services for content, technical, marketing services and others	$ 200,000	1,000,000	0	2,300,000
Percentage of revenues generated from sales of Phoenix TV's video content paid to Phoenix TV (as a percent)					50.00%